Document and Entity Information	Jul. 30, 2020	May 05, 2020
Document and Entity Information [Abstract]
Document Type		8-K
Document Period End Date		Jul. 30, 2020
Entity File Number		001-32316
Entity Registrant Name		B&G Foods, Inc.
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		13-3918742
Entity Address, Address Line One		Four Gatehall Drive
Entity Address, State or Province		NJ
Entity Address, City or Town		Parsippany
Entity Address, Postal Zip Code		07054
City Area Code		973
Local Phone Number	401-6500
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		BGS
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001278027
Amendment Flag		false